Short-term benefits for Management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions With Related Parties
Salaries	R$ 747,558	R$ 505,462	R$ 534,696
Total	R$ 747,558	R$ 505,462	R$ 534,696